Management incentive agreement - 2016 HeadHunter Unit Option Plan Amendment (Details) - RUB (₽) ₽ in Thousands			1 Months Ended	12 Months Ended
	May 08, 2020	May 08, 2019	May 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
2016 HeadHunter Unit Option Plan
Management incentive agreement
Expense from equity-settled awards				₽ 35,500	₽ 88,438	₽ 68,776
2016 HeadHunter Unit Option Plan | Equity-settled awards
Management incentive agreement
Social taxes				115,974	40,548	0
Social taxes payable				₽ 156,522	40,548	₽ 0
Amendment to 2016 HeadHunter Unit Option Plan
Management incentive agreement
Awards settled In cash, vesting percentage			25.00%
Awards settled in equity, vesting percentage			18.75%
Incremental fair value recognized on modification			₽ 10,815
Fair value recognized on additional share awards					₽ 28
Amendment to 2016 HeadHunter Unit Option Plan | Initial public offering
Management incentive agreement
Awards settled In cash, vesting percentage		25.00%
Awards settled in equity, vesting percentage	18.75%